GENERAL (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	10 Months Ended	12 Months Ended
	Feb. 15, 2010	Dec. 31, 2010	Dec. 31, 2011
GENERAL [Abstract]
Maximum cash proceeds from sale of WLAN operation	$ 16,604
Cash from sale of WLAN operation	5,700	2,000
Repayment of loan		3,750
Potential maximum aggregate earn-out payments form sale of WLAN operation	$ 8,000